Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Principal Value
U.S. Treasury Bills – 95.4%
U.S. Treasury Bill, 4.65%, 6/8/2023(a)(b) ........................................... $ 13,085,000 $ 12,975,753
U.S. Treasury Bill, 4.92%, 8/10/2023(a)(b) .......................................... 24,000,000 23,599,025
Total U.S. Treasury Bills (Cost $36,552,230) ...................................................... 36,574,778
Number of
Contracts Notional Amount
Purchased Options – 0.0%†
Puts – Exchange-Traded – 0.0%†
S&P 500 Mini Index, April Strike Price $396, Expires 4/21/23 ............. 12 475,200 2,490
S&P 500 Mini Index, May Strike Price $363, Expires 5/19/23 ............. 40 1,452,000 5,400
7,890
Total Purchased Options (Cost $31,883) ........................................................... 7,890
Total Investments – 95.4%
(Cost $36,584,113) .......................................................................... $ 36,582,668
Other Assets in Excess of Liabilities – 4.6% ......................................................... 1,758,850
Net Assets – 100.0% .......................................................................... $ 38,341,518
Number of
Contracts Notional Amount
Written Option – (0.0)%†
Puts – Exchange-Traded – (0.0)%†
S&P 500 Mini Index, May Strike Price $345, Expires 5/19/23
(Premiums Received $12,496) ................................... (40) (1,380,000) $ (2,800)
† Less than 0.05%
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Securities with an aggregate market value of $18,857,791 have been pledged as collateral for options as of March 31, 2023.
At March 31, 2023, over the counter total return swap contracts outstanding were as follows:
Reference
Obligation/Index
Termination
Date(a)
Financing Rate
Paid (Received)
by the Fund Counterparty Notional Amount
Unrealized
Appreciation/
(Depreciation)(b)
iShares iBoxx $ High Yield
Corporate Bond ETF 3/17/2025 4.98%(c)
Morgan Stanley Capital
Services LLC (36,335,066) $ 946,247
Morgan Stanley Custom Junk
Index* 2/15/2024 4.53%(c)
Morgan Stanley Capital
Services LLC 8,609,927 (425,463)
Morgan Stanley Custom Quality
Index* 2/15/2024 5.23%(c)
Morgan Stanley Capital
Services LLC (10,846,598) 513,719
$ 1,034,503

Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
March 31, 2023 (Unaudited)

* The components of the basket shown below.
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b) There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c) Payments made quarterly.
* The following table shows the individual positions and related values of the securities within the Morgan Stanley Custom
Junk Index basket.
Shares Value % of basket
Common Stocks
Basic Materials
Alcoa Corp ..................................................... (2,168) $ (92,259) 1.02%
Celanese Corp., Class A .......................................... (261) (28,391) 0.31%
Chemours Co. (The) ............................................. (3,018) (90,345) 1.00%
Cleveland-Cliffs Inc .............................................. (4,882) (89,482) 0.99%
Sylvamo Corp. .................................................. (1,935) (89,507) 0.99%
United States Steel Corp .......................................... (3,527) (92,067) 1.01%
(482,051)
Communications
Altice USA Inc, Class A ........................................... (24,149) (82,589) 0.91%
AT&T Inc ...................................................... (6,612) (127,272) 1.40%
Cable One, Inc. ................................................. (125) (87,764) 0.97%
Charter Communications, Inc., Class A .............................. (280) (100,224) 1.11%
CommScope Holding Co Inc ....................................... (7,128) (45,404) 0.50%
DISH Network Corp, Class A ...................................... (8,796) (82,064) 0.91%
Frontier Communications Parent, Inc. ............................... (3,595) (81,861) 0.90%
Lumen Technologies Inc .......................................... (33,541) (88,885) 0.98%
Lyft, Inc., Class A ................................................ (2,829) (26,228) 0.29%
Nexstar Media Group Inc, Class A .................................. (537) (92,772) 1.02%
Telephone and Data Systems Inc ................................... (6,390) (67,156) 0.74%
Viasat Inc ...................................................... (2,453) (82,998) 0.92%
Warner Bros Discovery, Inc. ....................................... (6,963) (105,142) 1.16%
(1,070,359)
Consumer, Cyclical
Alaska Air Group Inc ............................................. (2,172) (91,137) 1.01%
American Airlines Group Inc ....................................... (6,406) (94,491) 1.04%
Caesars Entertainment Inc ........................................ (2,004) (97,801) 1.08%
Carnival Corp .................................................. (10,158) (103,108) 1.14%
Delta Air Lines Inc ............................................... (2,778) (97,019) 1.07%
Foot Locker, Inc. ................................................ (2,101) (83,375) 0.92%
Gap, Inc. (The) ................................................. (8,842) (88,775) 0.98%
Hanesbrands Inc ................................................ (16,547) (87,038) 0.96%
JetBlue Airways Corp ............................................ (12,458) (90,696) 1.00%
Kohl's Corp .................................................... (3,718) (87,512) 0.97%
Macy's, Inc. .................................................... (4,586) (80,204) 0.89%
MGM Resorts International ........................................ (2,187) (97,159) 1.07%
Newell Brands, Inc. .............................................. (7,152) (88,973) 0.98%
Norwegian Cruise Line Holdings .................................... (6,796) (91,400) 1.01%
Peloton Interactive Inc, Class A .................................... (5,057) (57,345) 0.63%

Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
March 31, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Consumer, Cyclical (continued)
Penn Entertainment, Inc. .......................................... (3,246) $ (96,273) 1.06%
Petco Health & Wellness Co Inc, Class A ............................. (8,797) (79,173) 0.87%
Pvh Corp. ..................................................... (1,126) (100,386) 1.11%
Qurate Retail Inc, Series A ........................................ (32,837) (32,437) 0.36%
RH ........................................................... (353) (85,982) 0.95%
Royal Caribbean Cruises Ltd ...................................... (1,450) (94,673) 1.05%
Scotts Miracle-GRO Co. (The) ..................................... (1,177) (82,102) 0.91%
SIX Flags Entertainment Corp. ..................................... (3,433) (91,686) 1.01%
Southwest Airlines Co ............................................ (3,066) (99,753) 1.10%
Travel + Leisure Co .............................................. (2,190) (85,850) 0.95%
United Airlines Holdings Inc ....................................... (2,097) (92,804) 1.02%
Victoria's Secret & Co. ........................................... (2,847) (97,229) 1.07%
Walgreens Boots Alliance Inc ...................................... (2,421) (83,732) 0.92%
WESCO International, Inc. ........................................ (596) (92,137) 1.02%
(2,550,250)
Consumer, Non-cyclical
Adt, Inc. ....................................................... (12,422) (89,813) 0.99%
Avis Budget Group, Inc. .......................................... (461) (89,745) 0.99%
Clarivate PLC .................................................. (8,708) (81,770) 0.90%
Coty Inc, Class A ................................................ (7,997) (96,448) 1.06%
DaVita, Inc. .................................................... (1,148) (93,135) 1.03%
Driven Brands Holdings, Inc. ...................................... (1,771) (53,693) 0.59%
Dun & Bradstreet Holdings, Inc. .................................... (5,625) (66,032) 0.73%
Elanco Animal Health, Inc. ........................................ (9,123) (85,755) 0.95%
Guardant Health Inc ............................................. (3,219) (75,459) 0.83%
Hertz Global Holdings, Inc. ........................................ (5,388) (87,774) 0.97%
Nektar Therapeutics, Class A ...................................... (24,358) (17,121) 0.19%
Olaplex Holdings, Inc. ............................................ (8,083) (34,513) 0.38%
Organon & Co .................................................. (4,076) (95,877) 1.06%
Pediatrix Medical Group, Inc. ...................................... (4,731) (70,543) 0.78%
Perrigo Co PLC ................................................. (2,422) (86,889) 0.96%
Post Holdings Inc ............................................... (936) (84,097) 0.93%
Sabre Corp .................................................... (15,747) (67,556) 0.75%
Shift4 Payments, Inc., Class A ..................................... (1,264) (95,790) 1.06%
Sotera Health Co ................................................ (4,865) (87,135) 0.96%
StoneCo Ltd, Class A ............................................ (7,050) (67,259) 0.74%
Syneos Health, Inc., Class A ....................................... (2,552) (90,907) 1.00%
Tenet Healthcare Corp. ........................................... (1,590) (94,462) 1.04%
TreeHouse Foods Inc ............................................ (1,095) (55,220) 0.61%
Viatris Inc ...................................................... (9,410) (90,525) 1.00%
(1,857,518)
Energy
Antero Resources Corp. .......................................... (3,917) (90,441) 1.00%
APA Corp ...................................................... (2,782) (100,334) 1.11%
Cheniere Energy Inc ............................................. (598) (94,294) 1.04%
Enviva, Inc. .................................................... (1,633) (47,158) 0.52%
EQT Corp ..................................................... (1,978) (63,120) 0.70%
Kosmos Energy Ltd .............................................. (13,789) (102,590) 1.13%
Occidental Petroleum Corp ........................................ (1,581) (98,675) 1.09%

Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
March 31, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Energy (continued)
Ovintiv, Inc. .................................................... (2,585) $ (93,268) 1.03%
Pbf Energy, Inc., Class A .......................................... (1,954) (84,725) 0.93%
Range Resources Corp. .......................................... (3,580) (94,768) 1.05%
Southwestern Energy Co. ......................................... (18,265) (91,325) 1.01%
Sunrun Inc ..................................................... (4,383) (88,315) 0.97%
(1,049,013)
Financial
Air Lease Corp, Class A .......................................... (2,278) (89,673) 0.99%
Industrial
Berry Global Group Inc ........................................... (1,557) (91,724) 1.01%
Coherent Corp. ................................................. (2,423) (92,268) 1.02%
FedEx Corp .................................................... (475) (108,592) 1.20%
Gates Industrial Corp PLC ........................................ (6,502) (90,307) 1.00%
General Electric Co .............................................. (872) (83,374) 0.92%
O-I Glass Inc, Class I ............................................ (4,086) (92,789) 1.02%
Ryder System Inc ............................................... (1,003) (89,542) 0.99%
Silgan Holdings Inc .............................................. (423) (22,681) 0.25%
Spirit AeroSystems Holdings In, Class A ............................. (2,860) (98,768) 1.09%
Vertiv Holdings Co, Class A ....................................... (6,472) (92,619) 1.02%
Westrock Co ................................................... (3,202) (97,556) 1.08%
Xpo, Inc. ...................................................... (2,613) (83,363) 0.92%
(1,043,583)
Technology
Applovin Corp., Class A ........................................... (4,813) (75,807) 0.84%
Dell Technologies Inc, Class C ..................................... (2,022) (81,292) 0.90%
DXC Technology Co ............................................. (3,759) (96,091) 1.06%
Everbridge Inc .................................................. (1,265) (43,854) 0.48%
Kyndryl Holdings, Inc. ............................................ (6,330) (93,427) 1.03%
MKS Instruments, Inc. ............................................ (990) (87,766) 0.97%
NCR Corp ..................................................... (4,002) (94,416) 1.04%
Ringcentral, Inc., Class A ......................................... (2,662) (81,658) 0.90%
Western Digital Corp ............................................. (2,130) (80,232) 0.88%
Xerox Holdings Corp ............................................. (5,706) (87,880) 0.97%
Zoominfo Technologies, Inc., Class A ................................ (3,880) (95,872) 1.06%
(918,295)
Total ....................................................................... $ (9,060,742) 100.00%
* The following table shows the individual positions and related values of the securities within the Morgan Stanley Custom
Quality Index basket.
Shares Value % of basket
Common Stocks
Basic Materials
Ecolab Inc ..................................................... 682 $ 112,885 0.99%
International Flavors & Fragra ..................................... 1,313 120,718 1.06%
Sherwin-Williams Co. (The) ....................................... 501 112,711 0.99%
346,314

Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
March 31, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Communications
Interpublic Group of Cos., Inc. (The) ................................. 3,269 $ 121,729 1.07%
Match Group, Inc. ............................................... 2,975 114,212 1.00%
Omnicom Group Inc ............................................. 1,268 119,578 1.05%
Sirius XM Holdings Inc ........................................... 29,832 118,433 1.04%
473,952
Consumer, Cyclical
AutoZone Inc ................................................... 45 110,498 0.97%
Core & Main Inc, Class A ......................................... 5,089 117,544 1.03%
Domino's Pizza Inc .............................................. 347 114,588 1.01%
Hilton Worldwide Holdings, Inc. .................................... 799 112,618 0.99%
Home Depot, Inc. (The) ........................................... 377 111,285 0.98%
LKQ Corp ..................................................... 2,035 115,486 1.01%
Lululemon Athletica, Inc. .......................................... 370 134,867 1.18%
NVR, Inc. ...................................................... 20 113,675 1.00%
O'Reilly Automotive Inc ........................................... 133 112,665 0.99%
Pool Corp ..................................................... 314 107,475 0.94%
Thor Industries Inc .............................................. 1,362 108,439 0.95%
Wyndham Hotels & Resorts Inc .................................... 1,610 109,216 0.96%
Yum! Brands Inc ................................................ 854 112,817 0.99%
1,481,173
Consumer, Non-cyclical
Abbott Laboratories .............................................. 1,110 112,430 0.99%
AbbVie, Inc. .................................................... 705 112,331 0.98%
Automatic Data Processing, Inc. .................................... 509 113,365 0.99%
Avantor, Inc. ................................................... 5,292 111,870 0.98%
Avery Dennison Corp ............................................ 634 113,479 1.00%
Centene Corp .................................................. 1,709 108,025 0.95%
Chemed Corp. .................................................. 210 113,146 0.99%
Church & Dwight Co., Inc. ......................................... 1,260 111,386 0.98%
Cigna Corp. .................................................... 402 102,632 0.90%
Cintas Corp. ................................................... 251 116,209 1.02%
CVS Health Corp ................................................ 1,440 107,019 0.94%
Elevance Health, Inc. ............................................ 238 109,381 0.96%
General Mills, Inc. ............................................... 1,341 114,639 1.01%
Global Payments Inc ............................................. 1,092 114,876 1.01%
Grand Canyon Education Inc ...................................... 1,002 114,077 1.00%
Hershey Co. (The) ............................................... 444 113,027 0.99%
Kraft Heinz Co. (The) ............................................ 2,849 110,184 0.97%
Molina Healthcare, Inc. ........................................... 417 111,443 0.98%
Philip Morris International In ....................................... 1,129 109,797 0.96%
Procter & Gamble Co. (The) ....................................... 766 113,841 1.00%
ResMed, Inc. ................................................... 522 114,332 1.00%
Rollins Inc ..................................................... 3,004 112,734 0.99%
UnitedHealth Group, Inc. .......................................... 233 110,259 0.97%
Verisk Analytics Inc, Class A ....................................... 603 115,763 1.02%
2,686,245
Energy
Antero Midstream Corp. .......................................... 10,913 114,482 1.00%
Dt Midstream, Inc. ............................................... 2,278 112,461 0.99%
ONEOK Inc .................................................... 1,784 113,333 0.99%

Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
March 31, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Energy (continued)
Texas Pacific Land Corp. ......................................... 68 $ 115,892 1.02%
456,168
Financial
Aon PLC, Class A ............................................... 380 119,773 1.05%
Arthur J Gallagher & Co .......................................... 613 117,308 1.03%
Brown & Brown Inc .............................................. 2,032 116,698 1.02%
Cboe Global Markets Inc .......................................... 888 119,239 1.05%
CME Group, Inc., Class A ......................................... 594 113,850 1.00%
Digital Realty Trust Inc ........................................... 1,032 101,419 0.89%
EastGroup Properties, Inc. ........................................ 675 111,537 0.98%
Extra Space Storage, Inc. ......................................... 689 112,275 0.99%
Intercontinental Exchange Inc ...................................... 1,114 116,127 1.02%
Life Storage, Inc. ................................................ 917 120,227 1.06%
NASDAQ, Inc. .................................................. 2,092 114,362 1.00%
National Storage Affiliates Tr ....................................... 2,593 108,329 0.95%
Omega Healthcare Investors Inc ................................... 3,824 104,804 0.92%
Prologis Inc .................................................... 905 112,896 0.99%
1,588,844
Industrial
Agilent Technologies, Inc. ......................................... 810 112,081 0.98%
Allegion plc .................................................... 1,046 111,611 0.98%
AMETEK, Inc. .................................................. 810 117,770 1.03%
Amphenol Corp, Class A .......................................... 1,428 116,700 1.02%
CH Robinson Worldwide Inc ....................................... 1,113 110,558 0.97%
Crown Holdings, Inc. ............................................. 1,392 115,146 1.01%
Dover Corp .................................................... 774 117,573 1.03%
Fortune Brands Innovations, Inc. ................................... 1,932 113,437 1.00%
Lockheed Martin Corp. ........................................... 229 108,456 0.95%
Masco Corp. ................................................... 2,165 107,636 0.95%
Mettler-Toledo International, Inc. .................................... 75 115,481 1.01%
Middleby Corp. (The) ............................................ 781 114,558 1.01%
Nordson Corp .................................................. 526 116,938 1.03%
Otis Worldwide Corp ............................................. 1,338 112,924 0.99%
Rockwell Automation, Inc. ......................................... 393 115,179 1.01%
Sealed Air Corp. ................................................ 2,425 111,354 0.98%
1,817,402
Technology
Accenture PLC, Class A .......................................... 441 126,075 1.11%
Adobe, Inc. .................................................... 326 125,437 1.10%
Black Knight Inc ................................................ 1,952 112,356 0.99%
Broadcom, Inc. ................................................. 173 111,277 0.98%
Broadridge Financial Solutions ..................................... 798 116,899 1.03%
CACI International Inc, Class A ..................................... 384 113,741 1.00%
Cognizant Technology Solutions Corp., Class A ........................ 1,903 115,933 1.02%
Fidelity National Information Services, Inc. ............................ 2,106 114,400 1.00%
Fiserv, Inc. ..................................................... 994 112,336 0.98%
International Business Machines Corp. .............................. 881 115,468 1.01%
Intuit, Inc. ...................................................... 267 119,148 1.04%
KLA Corp. ..................................................... 293 117,052 1.03%
Paychex, Inc. ................................................... 1,015 116,292 1.02%

Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
March 31, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Technology (continued)
SS&C Technologies Holdings Inc ................................... 2,018 $ 113,935 1.00%
Texas Instruments, Inc. ........................................... 623 115,824 1.02%
Tyler Technologies, Inc. ........................................... 331 117,369 1.03%
Zebra Technologies Corp, Class A .................................. 377 120,008 1.05%
1,983,550
Utilities
AES Corp. (The) ................................................ 4,711 113,441 1.00%
Alliant Energy Corp .............................................. 2,045 109,202 0.96%
Edison International ............................................. 1,594 112,526 0.99%
Essential Utilities, Inc. ............................................ 2,509 109,517 0.96%
OGE Energy Corp. .............................................. 3,042 114,551 1.00%
559,237
Total ....................................................................... $ 11,392,885 100.00%
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 95.4%
Purchased Options ............................................................................... 0.0%†
Total Investments ................................................................................ 95.4%
Other Assets in Excess of Liabilities .................................................................. 4.6%
Net Assets ..................................................................................... 100.0%